Taxation - Schedule of Income Tax Expense from Continuing Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current tax expense	$ 9,111	56,526	46,377	51,890
Deferred tax expense	3,921	24,324	17,461	2,359
Income tax expense	$ 13,032	80,850	63,838	54,249